Operating Leases and Obligations Related to Finance Leases - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) vessel valuator	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Proceeds from financings related to sale and leaseback of vessels, net of issuance costs (note 8)	$ 0	$ 288,108,000	$ 140,226,000
Minimum Liquidity Covenant Requirement	$ 35,000,000
Minimum Liquidity as a Percentage of Consolidated Debt Covenant Requirement	5.00%
Finance Lease, Weighted Average Remaining Lease Term	8.40%	7.20%
Suezmax, Aframax and LR2 Vessels
Lessee, Lease, Description [Line Items]
Finance Lease, Liability, Undiscounted Excess Amount	$ 40,900,000	$ 158,700,000
Minimum
Lessee, Lease, Description [Line Items]
Sale Leaseback Transaction, Lease Terms	six
Long-term Debt, Term	6 months
Number of Third Party Valuators | valuator	2
Maximum
Lessee, Lease, Description [Line Items]
Sale Leaseback Transaction, Lease Terms	nine
Finance Lease Obligations
Lessee, Lease, Description [Line Items]
Minimum Liquidity Covenant Requirement	$ 35,000,000
Minimum Liquidity as a Percentage of Consolidated Debt Covenant Requirement	5.00%
Number of Third Party Valuators | valuator	2
Finance Lease Obligations | Minimum
Lessee, Lease, Description [Line Items]
Long-term Debt, Term	6 months
February 2022 Sale Leaseback
Lessee, Lease, Description [Line Items]
Debt Covenant Minimum Hull Coverage Ratio	100.00%
February 2022 Sale Leaseback | Suezmax Tankers
Lessee, Lease, Description [Line Items]
Number Of Vessels | vessel	8
February 2022 Sale Leaseback | Minimum
Lessee, Lease, Description [Line Items]
Actual Hull Coverage Ratio	232.00%
February 2022 Sale Leaseback | Maximum
Lessee, Lease, Description [Line Items]
Actual Hull Coverage Ratio	285.00%
July 2017, November 2018,September 2021 and March 2022 Sale Leaseback | Minimum
Lessee, Lease, Description [Line Items]
Actual Hull Coverage Ratio		173.00%
July 2017, November 2018,September 2021 and March 2022 Sale Leaseback | Maximum
Lessee, Lease, Description [Line Items]
Actual Hull Coverage Ratio		292.00%
November 2021 and April 2022 Sale Leaseback | Suezmax, Aframax and LR2 Vessels
Lessee, Lease, Description [Line Items]
Number Of Vessels | vessel	9